Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,238,000.00
Previously Paid Amount	0.00
Total Fee Amount	309.07
Total Offset Amount	0.00
Net Fee	309.07
Narrative - Max Aggregate Offering Price	$ 2,238,000.00
Final Prospectus	true